Supplemental Cash Flow Information - Schedule of Changes in Working Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Supplemental Cash Flow Information [abstract]
Accounts receivable	$ (48)	$ (28)
Inventories	(57)	18
Sales and indirect taxes recoverable	165	(54)
Accounts payable and accrued liabilities	39	(128)
Income taxes receivable and payable	3	20
Other	43	46
Total	$ 145	$ (126)